CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
Current assets:
Cash and cash equivalents	¥ 16,317	$ 2,532	¥ 22,879
Restricted cash	2,935	456	8,887
Accounts receivable, net	370	57	1,943
Amounts due from related parties	201	31	168
Prepaid rent and deposit	571	89	51,281
Advances to suppliers	12,933	2,007	16,043
Other current assets	143,343	22,246	101,803
Total current assets	176,670	27,418	203,004
Non-current assets:
Property and equipment, net	38,940	6,043	358,022
Intangible assets, net	152,464	23,662	222,123
Land use rights, net			10,448
Other assets	9,556	1,483	57,133
Total non-current assets	200,960	31,188	647,726
Total assets	377,630	58,606	850,730
Current liabilities:
Accounts payable	320,269	49,705	294,469
Amounts due to related parties			6,594
Deferred revenue	195,636	30,362	152,619
Short-term debt	558,705	86,710	762,136
Rental instalment loans	18,094	2,808	54,505
Deposits from tenants	65,785	10,210	82,191
Payable for asset acquisition			165,808
Contingent liabilities for payable for asset acquisition	164,254	25,492
Accrued expenses and other current liabilities	1,024,882	159,059	443,418
Total current liabilities	2,347,625	364,346	1,961,740
Non-current liabilities:
Long-term debt	201,041	31,201	464,920
Convertible note, net	313,870	48,712	206,466
Long-term deferred rent			212,054
Total non-current liabilities	514,911	79,913	883,440
Total liabilities	2,862,536	444,259	2,845,180
Commitments and contingencies (Note 16)
Deficit:
Ordinary shares (US$0.00001 par value per share; 3,500,000,000 and 50,000,000,000 shares authorized; 1,436,010,850 shares issued and 1,358,760,850 shares outstanding as of September 30, 2020; and 1,724,486,700 shares issued and 1,647,386,700 shares outstanding as of September 30, 2021, respectively)	110	17	92
Treasury shares, at cost	(5)	(1)	(298,110)
Additional paid-in capital	1,845,295	286,385	2,085,099
Accumulated deficit	(4,378,690)	(679,562)	(3,809,516)
Accumulated other comprehensive income	38,784	6,018	18,357
Total Q&K International Group Limited shareholders’ deficit	(2,494,506)	(387,143)	(2,004,078)
Noncontrolling interest	9,600	1,490	9,628
Total deficit	(2,484,906)	(385,653)	(1,994,450)
Total liabilities and deficit	¥ 377,630	$ 58,606	¥ 850,730